CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS
Trade receivables, allowance for doubtful accounts	$ 874		$ 1,383
Ordinary shares, par value per share		3.0		3.0
Ordinary shares, shares authorized	8,000,000	8,000,000	8,000,000	8,000,000
Ordinary shares, shares issued	5,555,558	5,555,558	4,860,024	4,860,024
Ordinary shares, shares outstanding	5,555,558	5,555,558	4,860,024	4,860,024